SCHEDULE OF SHORT TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Other short-term borrowings	$ 34,640	$ 37,963
Short-term debt, excluding current installments of long-term debt	39,781	37,963
Commercial International Bank [Member]
Short-term Debt [Line Items]
Short-Term Debt	2,177
Al Ahli Bank [Member]
Short-term Debt [Line Items]
Short-Term Debt	$ 2,964